CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY	USD ($)	Contingently Issuable Shares And Options [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] CAD ($)	Contributed Surplus [Member] USD ($)	Warrants [Member] USD ($)	Accumulated other comprehensive loss USD ($)	Noncontrolling Interest USD ($)	Retained Earnings (Accumulated Deficit) USD ($)
Balance, amount at Dec. 31, 2021	$ 17,645,242	$ 52,662	$ 36,218,116	$ 36,218,116	$ 3,101,014	$ 2,287,484	$ 135,981	$ (90,474)	$ (24,059,541)
Statement [Line Items]
Options granted (Note 13(a))	224,261	0	0		224,261	0	0	0	0
Options expired (Note 13(a))	0	0	0		(344,913)	0	0	0	344,913
Restricted share units (Note 13(b))	275,882	0	0		275,882	0	0	0	0
Other comprehensive income	103,775	0	0		0	0	103,775	0	0
Net (loss) for the period	(3,993,629)	0	0		0	0	0	13,718	(4,007,347)
Balance, amount at Mar. 31, 2022	14,255,531	52,662	36,218,116		3,256,244	2,287,484	239,756	(76,756)	(27,721,975)
Balance, amount at Dec. 31, 2022	7,155,665	131,184	43,375,158		3,296,668	1,925,238	(269,053)	0	(41,303,530)
Statement [Line Items]
Options expired (Note 13(a))	0	0	0		(333,367)	0	0	0	333,367
Restricted share units (Note 13(b))	451,814	0	0		451,814	0	0	0	0
Net (loss) for the period	(4,258,273)	0	0		0	0	0	0	(4,258,273)
Contingent consideration on acquisition of Cut+Sew (Note 11)	0	(131,184)	131,184		0	0	0	0	0
Options (Note 13(a))	113,566	0	0		113,566	0	0	0	0
Restricted share units exercised (Note 13(b))	0	0	523,029		(523,029)	0	0	0	0
Restricted share units cancelled (Note 13(b))	0	0	0		(3,585)	0	0	0	3,585
Shares issued for debt (Note 13(b))	66,154	0	66,154		0	0	0	0	0
Other comprehensive (loss)	(6,649)	0	0		0	0	(6,649)		0
Balance, amount at Mar. 31, 2023	$ 3,522,277	$ 0	$ 44,095,525		$ 3,002,067	$ 1,925,238	$ (275,702)	$ 0	$ (45,224,851)